NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2022
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Premium Nickel Resources Ltd. (TSXV: PNRL) (formerly, North American Nickel Inc.) (the “Company” or “PNRL”) was founded upon the closing of a reverse takeover transaction (the “RTO”) whereby Premium Nickel Resources Corporation (“PNRC”) and 1000178269 Ontario Inc., a wholly owned subsidiary of North American Nickel Inc. (“NAN”), amalgamated by way of a triangular amalgamation under the Business Corporations Act (Ontario) (“OBCA”) (the “Amalgamation”) on August 3, 2022. (Note 4). Prior to the RTO, the common shares of NAN were listed and posted for trading on the TSX Venture Exchange (the “Exchange”) under the symbol “NAN”.

Prior to the RTO, PNRC was a private company existing under the OBCA to evaluate, acquire, improve and reopen, assuming economic feasibility, a combination of certain assets of BCL Limited (“BCL”) and Tati Nickel Mining Company (“TNMC”) that were in liquidation in Botswana. The initial investors of PNRC include NAN, several resource investors and local Namibian and Botswana mine operators.

In connection with the RTO, the Company was continued under the OBCA and changed its name from “North American Nickel Inc.” to “Premium Nickel Resources Ltd.”

Currently, the Company’s principal business activity is the exploration and development of mineral properties in Botswana through its wholly-owned subsidiaries.

The following corporate structure chart sets out details of the direct and indirect ownership of the principal subsidiaries of the Company:

Notes:

(1)	Premium Nickel Resources Proprietary Limited owns the Selebi Mines (as defined below).
(2)	Premium Nickel Group Proprietary Limited owns the Selkirk mine.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

The Company has its head and registered office at One First Canadian Place, 100 King Street West, Suite 3400, Toronto, Ontario, Canada, M5X 1A4.

On September 28, 2021, PNRC executed a definitive asset purchase agreement (the “Selebi APA”) with the liquidator of BCL to acquire the Selebi and Selebi North (together, the “Selebi Assets”) nickel-copper-cobalt (“Ni-Cu-Co”) deposits and related infrastructure formerly operated by BCL. On January 31, 2022, PNRC closed the transaction and ownership of the assets was transferred to the Company.

PNRC also negotiated a separate asset purchase agreement to finalize terms for any prioritized assets formerly operated by TNMC. On August 22, 2022, the Company announced the completion of its acquisition of the nickel, copper, cobalt, platinum-group elements (“Ni-Cu-Co-PGE”) Selkirk mine in Botswana, together with associated infrastructure and four surrounding prospecting licenses (collectively, the “Selkirk Assets”). The acquisition was completed pursuant to the PNRC’s previously announced asset purchase agreement with the liquidator of TNMC on January 20, 2022. With the acquisition now complete, ownership of the Selkirk mine has been transferred to the Company

The Company continues to monitor the global COVID-19 developments and is committed to working with health and safety as a priority and in full respect of all government and local COVID-19 protocol requirements. PNRL has developed COVID-19 travel, living and working protocols and is ensuring integration of those protocols with the currently applicable protocols of the Government of Botswana and surrounding communities. The impact of COVID-19 on the Company’s operation was mainly the increase in travelling costs due to travel restriction as well as inflated material cost for exploration and drilling work.

Going Concern

The Company, being in the exploration and redevelopment stage, is subject to risks and challenges similar to companies in a comparable stage of exploration and development. These risks include the challenges of securing adequate capital for exploration, development and operational risks inherent in the mining industry, and global economic and metal price volatility and there is no assurance management will be successful in its endeavors. As at December 31, 2022, the Company had no source of operating cash flows, nor any credit line currently in place. The Company incurred a net loss of $36,410,469 for the year ended December 31, 2022 ($9,359,605) for the year ended December 31, 2021). The Company’s committed cash obligations and expected level of expenses will vary depending on its operations.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. The ability of the Company to continue operations as a going concern is ultimately dependent upon achieving profitable operations and its ability to obtain adequate financing. To date, the Company has not generated profitable operations from its resource activities and will need to invest additional funds in carrying out its planned exploration, development and operational activities. It is not possible to predict whether financing efforts will be successful or if the Company will attain a profitable level of operation. These material uncertainties cast substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities and the reported expenses and comprehensive loss that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.

The evaluation properties in which the Company currently has an interest are in pre-revenue exploration stage. As such, the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and cover administrative costs, the Company will use its existing working capital and raise additional amounts as needed. Although the Company has been successful in its past fundraising activities, there is no assurance as to the success of future fundraising efforts or as to the sufficiency of funds raised in the future. The Company will continue to assess new properties and seek to acquire interests in additional properties if there is sufficient geologic or economic potential and if adequate financial resources are available to do so.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

The consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on May 1, 2023. The discussion in the notes to the consolidated financial statements is stated in Canadian dollars.